Loans and Allowance for Credit Losses - Additional Information (Detail) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($) SecurityLoan	Dec. 31, 2018 USD ($) MortgageLoan	Dec. 31, 2017 USD ($)
Loans and Allowance for Credit Losses [Line Items]
Loans pledged at the Federal Home Loan Bank	$ 88,700	$ 88,700	$ 83,300
Loans pledged at the Federal Reserve Bank	70,100	70,100	68,000
Unearned interest and deferred fees and costs on originated loans	872	872	830
Foreclosed residential real estate property included in other real estate owned	106	106	156
Foreclosed residential real estate related to mortgage loans whose payments are insured by the Federal Housing Administration or guaranteed by the United States Department of Veterans Affairs	235	235	267
Residential mortgage loans secured by residential real estate in process of foreclosure	1,500	$ 1,500	1,700
Number of residential mortgage loans, home equity and second mortgage loans, and GNMA loans where trial period was unsuccessful and no longer eligible for a permanent modification | MortgageLoan		1,034
Outstanding balance of residential mortgage loans, home equity and second mortgage loans, and GNMA loans where trial period was unsuccessful and no longer eligible for a permanent modification		$ 98
Government National Mortgage Association [Member]
Loans and Allowance for Credit Losses [Line Items]
Residential mortgage loans secured by residential real estate in process of foreclosure purchased from GNMA mortgage pools whose repayments are insured by the Federal Housing Administration or guaranteed by the United States Department of Veterans Affairs	$ 1,200	$ 1,200	$ 1,300
Home Equity and Second Mortgages [Member]
Loans and Allowance for Credit Losses [Line Items]
Number of loans in trial period | SecurityLoan	34
Outstanding balance of loans in trial period	$ 2
Estimated post-modification balance of loans in trial period	$ 3
Residential Mortgages [Member]
Loans and Allowance for Credit Losses [Line Items]
Number of loans in trial period | SecurityLoan	51
Outstanding balance of loans in trial period	$ 10
Estimated post-modification balance of loans in trial period	$ 10
Government National Mortgage Association [Member]
Loans and Allowance for Credit Losses [Line Items]
Number of loans in trial period | SecurityLoan	1,022
Outstanding balance of loans in trial period	$ 133
Estimated post-modification balance of loans in trial period	$ 133